7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

August 15, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Variable Products Trust (the “Registrant”)

(File Nos. 033-73140 and 811-8220)

Ladies and Gentlemen:

On behalf of Voya Variable Products Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 28, 2017, to Voya MidCap Opportunities Portfolio’s Prospectuses dated May 1, 2017.

The purpose of the filing is to submit the 497(e) filing dated July 28, 2017 in XBRL for the Voya MidCap Opportunities Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds